Allowance for Credit Losses On US Customer In-House Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance	$ (97.8)	$ (87.7)	$ (78.1)
Ending receivable balance evaluated for impairment	1,453.8	1,280.6	1,155.5
Accounts receivable, net	1,374.0	1,205.3
US Customer In-House Finance Receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	(87.7)	(78.1)	(67.8)
Charge-offs	128.2	112.8	92.8
Recoveries	26.0	21.8	19.3
Provision	(164.3)	(144.2)	(122.4)
Ending balance	(97.8)	(87.7)	(78.1)
Ending receivable balance evaluated for impairment	1,453.8	1,280.6	1,155.5
Accounts receivable, net	$ 1,356.0	$ 1,192.9	$ 1,077.4